Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity (Deficit)
Summary of stock option activity

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Balance at December 31,2016	92,509	$314.73	$5
Options granted	27,115	$291.14
Options exercised	—	$—
Options cancelled	(27,685)	$328.07

Balance at September 30, 2017	91,939	$303.76	$—

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2013	9,810	$645.19	$—

Options granted	67,928	$187.33
Options exercised	(59)	$365.72
Options cancelled	(2,603)	$665.17

Balance at December 31, 2014	75,076	$230.47	$13,188

Options granted	15,352	$668.76
Options exercised	(436)	$180.61
Options cancelled	(6,547)	$384.39

Balance at December 31, 2015	83,445	$299.29	$50,827

Options granted	17,468	$472.18
Options exercised	(572)	$180.74
Options cancelled	(7,832)	$511.20

Balance at December 31, 2016	92,509	$314.73	$5

Summary of RSU activity

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Awards outstanding at December 31, 2016	5,355	$561.90	3.09	$793

Awarded	7,782	$114.41
Released	(948)	$483.12
Forfeited	(4,092)	$317.76

Awards outstanding at September 30, 2017	8,097	$264.42	3.06	$123

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
Awards outstanding at December 31, 2014	—	$—	—	$—

Awarded	2,271	$756.56

Awards outstanding at December 31, 2015	2,271	$756.56	3.88	$2,063

Awarded	4,633	$519.20
Released	(467)	$721.60
Forfeited	(1,082)	$598.40

Awards outstanding at December 31, 2016	5,355	$561.90	3.09	$793